Net income (loss) per common share - Reconciliation of denominator used for calculation of basic and diluted net income per common share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Denominator for basic net income (loss) per common share (in shares)	76,196,395	76,592,413
Effect of dilutive stock options (in shares)	0	17,325
Effect of dilutive TSARS (in shares)	0	82,756
Denominator for diluted net income (loss) per common share (in shares)	76,196,395	76,692,494